CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
ASSETS
Cash and cash equivalents		$ 18,165,644		$ 20,460,245
Financial assets Investments		16,377,253		13,060,653
Derivative financial instruments		1,134,372		1,677,970
Financial assets investments and derivative financial instruments		17,511,625		14,738,623
Loans and advances to customers and financial Institutions		160,468,094		151,747,486
Allowance for loans and advances and lease losses		(8,223,103)		(6,621,911)
Loans and advances to customers and financial institutions, net		152,244,991		145,125,575
Assets held for sale and inventories, net		377,003		273,187
Investment in associates and joint ventures		1,565,059	[1]	1,298,246	[2]
Investment property		1,657,409	[3]	1,581,689
Premises and equipment, net		3,127,405		3,115,697
Goodwill and intangible assets, net		6,631,424		6,694,037
Deferred tax, net		148,614		222,862
Other assets, net		2,479,037		2,750,883
TOTAL ASSETS		203,908,211		196,261,044
LIABILITIES
Deposits by customers		131,959,215		124,624,011
Interbank deposits		1,084,591		341,856
Repurchase agreements and other similar secured borrowing	[4]	3,236,128		1,924,010
Liabilities relating to assets held for sale		102,976		0
Derivative financial instruments		945,853		1,312,450
Borrowings from other financial institutions		13,822,152		18,905,843
Debt securities in issue		19,648,714		18,704,809
Preferred shares		582,985		581,972
Current tax		161,966		124,802
Deferred tax, net		1,440,198		1,325,354
Employees benefit plans		697,401		650,802
Other liabilities		5,796,482		5,288,155
TOTAL LIABILITIES		179,478,661		173,784,064
EQUITY
Share capital		480,914		480,914
Additional paid-in-capital		4,857,454		4,857,454
Appropriated reserves		9,045,155		7,472,409
Retained earnings		6,183,182		6,380,657
Accumulated other comprehensive income, net of tax		2,546,259	[5]	2,076,149	[6]
STOCKHOLDERS’ EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY		23,112,964		21,267,583
Non-controlling interest		1,316,586		1,209,397
TOTAL EQUITY		24,429,550		22,476,980
TOTAL LIABILITIES AND EQUITY		$ 203,908,211		$ 196,261,044

[1]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[4]	Total repo liabilities have maturities of less than 30 days.
[5]	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
[6]	Corresponds to the accumulated other comprehensive income as of December 31, 2016.